Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 2,479	¥ 1,589	¥ 1,717
Indefinite-lived intangibles	11,272	10,068
Depreciation and amortization	61,340	61,424	59,524
Information processing and communications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	47,244	48,893	46,111
Occupancy and related depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 14,096	¥ 12,531	¥ 13,412